Filed under Rule 497(k)
Registration No. 811-7238

SUNAMERICA SERIES TRUST

Supplement to the Summary Prospectus dated May 1, 2013

The following change is effective immediately:

Technology Portfolio (the “Portfolio”). In the Portfolio Summary, in the Investment Adviser section, with respect to the portfolio manager disclosure for Columbia Management Investment Advisers, LLC all reference to Benjamin Lu is deleted in its entirety.

Please retain this supplement for future reference.

Date:    October 11, 2013